STOCKHOLDERS' EQUITY (Details)	3 Months Ended	8 Months Ended
	Mar. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 shares	Aug. 03, 2020 USD ($) shares	Jul. 30, 2020 USD ($) $ / shares shares
Temporary Equity, Shares Outstanding		185,343,777	186,248,002	191,473,711
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Proceeds from Issuance Initial Public Offering | $		$ 2,033,596,400
Class A common stock subject to possible redemption		185,343,777	186,248,002	191,473,711
Churchill Sponsor LLC [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets | $				$ 5,000,001
Sponsor
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Class A Common Stock
Temporary Equity, Shares Outstanding	207,000,000	185,343,777			185,343,777
Common Stock, Shares Authorized		400,000,000			400,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, votes per share	1				1
Common Stock, Shares, Issued	0	21,656,223			21,656,223
Common Stock, Shares, Outstanding	0	21,656,223			7,436,173
Class A common stock subject to possible redemption	207,000,000	185,343,777			185,343,777
Class A Common Stock Subject to Redemption
Temporary Equity, Shares Outstanding	207,000,000	185,343,777
Shares issued, price per share | $ / shares	$ 10.00
Proceeds from Issuance Initial Public Offering | $	$ 2,070,000,000
Class A common stock subject to possible redemption	207,000,000	185,343,777
Class A Common Stock Subject to Redemption | Churchill Sponsor LLC [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets | $	$ 5,000,001
Class A Common Stock Not Subject to Redemption
Common Stock, Shares Authorized	400,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued	0	21,656,223
Common Stock, Shares, Outstanding	0	21,656,223
Class B Common Stock
Common Stock, Shares Authorized	100,000,000	100,000,000			100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, votes per share	1				1
Common Stock, Shares, Issued	51,750,000	51,750,000			51,750,000
Common Stock, Shares, Outstanding	51,750,000	51,750,000			51,750,000